Intangible Assets and Non-financial Assets Impairment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets and Non-financial Assets Impairment
10.	Intangible Assets and Non-financial Assets Impairment

(a)	Changes in intangible assets for the year ended December 31, 2019 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2019	~~W~~	926,969	992,139	57,560	2,142,832	36,963	59,176	11,075	104,311	13,077	4,344,102
Accumulated amortization as of January 1, 2019		(696,948)	(814,540)	—	(1,775,922)	—	(34,854)	(9,598)	—	(13,077)	(3,344,939)
Accumulated impairment loss as of January 1, 2019		—	—	(11,521)	—	—	—	—	—	—	(11,521)

Book value as of January 1, 2019	~~W~~	230,021	177,599	46,039	366,910	36,963	24,322	1,477	104,311	—	987,642
Additions - internally developed		—	—	—	437,945	—	—	—	—	—	437,945
Additions - external purchases		28,397	—	846	—	90,369	—	—	—	3	119,615
Amortization (*1)		(42,550)	(82,016)	—	(297,959)	—	(2,637)	(1,108)	—	(2)	(426,272)
Disposals		—	(239)	(1,816)	—	—	—	—	—	—	(2,055)
Impairment loss (*3)(*4)		(29,152)	(8,905)	—	(131,713)	—	(21,685)	—	(57,995)	—	(249,450)
Reversal of impairment loss		—	—	960	—	—	—	—	—	—	960
Transfer from construction-in-progress		—	111,359	—	—	(112,159)	—	—	—	—	(800)
Effect of movements in exchange rates		4,318	347	23	—	72	—	—	1,103	—	5,863

Book value as of December 31, 2019	~~W~~	191,034	198,145	46,052	375,183	15,245	—	369	47,419	1	873,448

Acquisition cost as of December 31, 2019	~~W~~	959,683	1,097,290	56,612	2,580,777	15,245	59,176	11,074	105,414	13,080	4,898,351

Accumulated amortization as of December 31, 2019	~~W~~	(739,498)	(890,281)	—	(2,073,881)	—	(37,491)	(10,705)	—	(13,079)	(3,764,935)

Accumulated impairment loss as of December 31, 2019	~~W~~	(29,151)	(8,864)	(10,560)	(131,713)	—	(21,685)	—	(57,995)	—	(259,968)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)
During 2019, Display(AD PO) and Lighting CGUs were assessed for impairment, and the impairment losses amounting to
~~W~~
131,628 million (
~~W~~
26,284 and
~~W~~
105,344 million for Display(AD PO) and Lighting CGUs, respectively) were recognized as other expenses. The impairment amount reduced the carrying amount of goodwill, customer relationships and others.

(*4)	The Group recognized an impairment loss amounting to ~~W~~ 117,822 million for development projects which are not likely to generate revenue.

(b)	Changes in intangible assets for the year ended December 31, 2020 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2020	~~W~~	959,683	1,097,290	56,612	2,580,777	15,245	59,176	11,074	105,414	13,080	4,898,351
Accumulated amortization as of January 1, 2020		(739,498)	(890,281)	—	(2,073,881)	—	(37,491)	(10,705)	—	(13,079)	(3,764,935)
Accumulated impairment loss as of January 1, 2020		(29,151)	(8,864)	(10,560)	(131,713)	—	(21,685)	—	(57,995)	—	(259,968)

Book value as of January 1, 2020	~~W~~	191,034	198,145	46,052	375,183	15,245	—	369	47,419	1	873,448
Additions - internally developed		—	—	—	284,487	—	—	—	—	—	284,487
Additions - external purchases		291,405	27,789	—	—	51,520	—	—	—	3	370,717
Amortization (*1)		(42,205)	(86,466)	—	(278,799)	—	—	(369)	—	(3)	(407,842)
Disposals		—	—	(17,252)	—	—	—	—	—	—	(17,252)
Impairment loss (*3)		—	(675)	—	(78,918)	—	—	—	—	—	(79,593)
Reversal of impairment loss		—	—	1,110	—	—	—	—	—	—	1,110
Transfer from construction-in-progress		—	54,753	—	—	(54,753)	—	—	—	—	—
Effect of movements in exchange rates		(4,031)	887	(10)	—	55	—	—	(1,888)	—	(4,987)

Book value as of December 31, 2020	~~W~~	436,203	194,433	29,900	301,953	12,067	—	—	45,531	1	1,020,088

Acquisition cost as of December 31, 2020	~~W~~	1,247,057	1,180,719	39,350	2,865,264	12,067	59,176	11,074	103,526	13,083	5,531,316

Accumulated amortization as of December 31, 2020	~~W~~	(781,703)	(976,747)	—	(2,352,680)	—	(37,491)	(11,074)	—	(13,082)	(4,172,777)

Accumulated impairment loss as of December 31, 2020	~~W~~	(29,151)	(9,539)	(9,450)	(210,631)	—	(21,685)	—	(57,995)	—	(338,451)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)	The Group recognized an impairment loss amounting to ~~W~~ 78,918 million for development projects which are not likely to generate revenue.
(c)	Development costs as of December 31, 2019 and 2020 are as follows:

(i)	As of December 31, 2019

(In millions of won and in years)
Classification	Product type	Book Value
Development completed	TV		~~W~~ 22,597
	IT		26,834
	Mobile		53,350

		~~W~~	102,781

Development in process	TV		~~W~~ 42,587
	IT		72,332
	Mobile		157,483

		~~W~~	272,402

		~~W~~	375,183

(ii)	As of December 31, 2020

(In millions of won and in years)
Classification	Product type	Book Value
Development completed	TV	~~W~~	20,803
	IT		51,784
	Mobile		33,097

		~~W~~	105,684

Development in process	TV	~~W~~	49,773
	IT		42,762
	Mobile		103,734

		~~W~~	196,269

		~~W~~	301,953

(d)	Impairment assessment as of December 31, 2019

(i)
During 2019, the Group has distinguished Display (AD PO) and Lighting businesses as separate CGUs from the existing Display CGU due to the initiation of independent factory production of Display (AD PO) business and the decision of Lighting business planned discontinuance in response to business environmental changes. As of December 31, 2019, goodwill allocated to the Display CGU amounts to
~~W~~
47,419 million.

(ii)
Impairment on assets belonging to all of the CGUs was assessed due to the decision of planned discontinuance of Lighting business and adverse changes in the business environment of Display (AD PO). The recoverable amount of each CGU is estimated based on its value in use. Value in use is calculated using the estimated pre-tax cash flow based on 5-year business plan approved by management. The estimated sales of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future pre- tax cash flow based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display (AD PO) CGU and Display CGU include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. For all of the CGUs, the terminal growth rate and the discount rate in the estimation of value in use as of December 31, 2019 are as follows.

	Lighting(*2)	Display (AD PO)(*3)	Display(*4)
Discount rate(*1)	6.1%	6.1%	6.1%
Terminal growth rate	N/A	0.0%	1.0%

(*1)
The discount rate was calculated using the weighted average cost of equity capital and debt, and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated by the interest rate of the Group’s publicly issued bonds and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry with the Group.

(*2)
As a result of impairment test, the carrying amount of Lighting CGU which produces OLED lighting products was fully impaired with impairment loss of
~~W~~
230,867 million recognized as other expenses for the year ended December 31, 2019.

(*3)
As a result of impairment test, the carrying amount of Display (AD PO) CGU which produces plastic OLED mobile products and commenced mass production in 2019, exceeds the recoverable amount of
~~W~~
1,729,209 million and an impairment loss of
~~W~~
1,395,655 million was recognized as other expenses for the year ended December 31, 2019. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. If the discount rate increases by 0.5%, the value in use would have decreased by
~~W~~
259,221 million (15.0%). If the terminal growth rate decreases by 0.5%, the value in use would have decreased by
~~W~~
169,626 million (9.8%).

(*4)
As a result of impairment test for Display CGU, the recoverable amount exceeds the carrying amount by
~~W~~
3,568,588 million. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. The discount rate and terminal growth rate would need to increase by 1.06% and decrease by 1.39%, individually (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.

(e)	Impairment assessment on CGU with allocated goodwill as of December 31, 2020
As of December 31, 2020, goodwill is allocated to the Group’s Display CGU which constitutes a large portion of the Group’s
non-financial assets
. The carrying amount of goodwill allocated to Display CGU as of December 31, 2020 is
~~W~~
45,531 million.
The recoverable amount of Display CGU is estimated based on its value in use. Value in use is calculated using the estimated pre-tax
cash flow based on
5-year
business plan approved by management. The estimated sales of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future pre-tax
cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. For Display CGU, the terminal growth rate and the discount rate in the estimation of value in use as of December 31, 2020 are 1.0% and 7.0%, respectively.
The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed
corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group.
As a result of impairment test the Display CGU, the recoverable amount exceeds the carrying amount by
~~W~~
1,663,483 million. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model.
An increase in the discount rate by 0.68% or a decrease in terminal growth rate by 0.66% would result in the estimated recoverable amount to be equal to the carrying amount of the CGU.